Company Held Options Purchased (Asset) and Options Sold (Liability) with Amortized Cost Basis, Fair Value, and Notional Amounts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Purchased (asset), Amortized cost	$ 831,707	$ 490,149
Sold (liability), Basis	1,391,989	279,825
Options Held
Derivatives, Fair Value [Line Items]
Purchased (asset), Amortized cost	397,427	360,834
Purchased (asset), Fair value	603,043	288,296
Purchased (asset), Notional	29,396,102	19,359,512
Sold (liability), Basis	305,781	126,873
Sold (liability), Fair value	415,813	78,060
Sold (liability), Notional	$ 25,178,432	$ 13,969,973